CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS
NOTE 13 - CASH AND CASH EQUIVALENTS
The €439 million cash in bank and on hand at December 31, 2020 included €26 million held by subsidiaries that operate in countries where capital control restrictions prevent the balances from being immediately available for general use by the other entities within the Group. At December 31, 2019, the amount subject to these restrictions was €22 million.